Eaton Vance Large-Cap Growth Fund

Important Notice Regarding Change in Name and Investment Policy

EATON VANCE LARGE-CAP GROWTH FUND
Supplement to Summary Prospectus dated May 1, 2014, as revised July 10, 2014

The following changes are effective October 31, 2014:

1.   The name of Eaton Vance Large-Cap Growth Fund is changed to Eaton Vance Growth Fund and the name of Large-Cap Growth Portfolio is changed to Growth Portfolio.

2.   The following replaces the first paragraph under “Principal Investment Strategies”:

The Fund invests in a broadly diversified selection of equity securities, seeking companies with above-average growth and financial strength.  Under normal market conditions, the Fund invests primarily in large-cap companies.  The portfolio managers generally consider large-cap companies to be those companies with a market capitalization equal to or greater than the median capitalization of companies included in the Russell 1000 Growth Index.  The Fund may invest up to 25% of its total assets in foreign securities, some of which may be located in emerging market countries.  As an alternative to holding foreign stocks directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts that evidence ownership in underlying foreign stocks).  The Fund may also lend its securities.

August 18, 2014	15903 8.18.14